Insurance and Reinsurance Contract Assets and Liabilities - Maturity Analysis and Amounts Payable on Demand (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	$ 214,906	$ 201,215
Carrying amount	285,498	251,577
Asia
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	133,552	121,197
Carrying amount	163,678	131,829
Canada
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	34,530	31,100
Carrying amount	55,492	53,224
U.S.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	46,824	48,918
Carrying amount	66,328	66,524
Insurance contract liabilities
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	1,439,208	1,383,939
Insurance contract liabilities | Less than 1 year
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	3,783	4,223
Insurance contract liabilities | 1 to 2 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	4,167	3,711
Insurance contract liabilities | 2 to 3 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	8,129	6,266
Insurance contract liabilities | 3 to 4 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	11,588	8,741
Insurance contract liabilities | 4 to 5 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	14,676	12,644
Insurance contract liabilities | Over 5 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	1,396,865	1,348,354
Reinsurance contract held liabilities
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	(8,944)	(9,483)
Reinsurance contract held liabilities | Less than 1 year
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	254	250
Reinsurance contract held liabilities | 1 to 2 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	535	395
Reinsurance contract held liabilities | 2 to 3 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	460	530
Reinsurance contract held liabilities | 3 to 4 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	429	419
Reinsurance contract held liabilities | 4 to 5 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	386	373
Reinsurance contract held liabilities | Over 5 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	$ (11,008)	$ (11,450)